MERRILL LYNCH
MUNICIPAL
INTERMEDIATE
TERM FUND








FUND LOGO








Semi-Annual Report

April 30, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Municipal
Intermediate Term Fund
Merrill Lynch Municipal
Series Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND


Officers and
Trustees

Arthur Zeikel, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Susan B. Baker, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



TO OUR SHAREHOLDERS


The Municipal Market
Environment
Long-term municipal bond yields remained essentially unchanged during the three months ended April 30, 1997. Bond yields initially rose as investors became increasingly concerned that the US domestic economic strength seen thus far in 1997 would continue and that the increase in short-term interest rates administered by the Federal Reserve Board (FRB) in late March would be the first in a series of such moves designed to slow the US economy before any dormant inflationary pressures were awakened. Long-term tax-exempt bond yields rose approximately 15 basis points (0.15%) to almost 6.15% by mid-April. Similarly, long-term US Treasury bond yields rose over 35 basis points over the same period to 7.16%. However, in late April economic indicators were released showing that despite considerable economic growth, any inflationary pressures, particularly those associated with wage increases, were well-contained and of no immediate concern. Fixed-income bond prices staged a significant rally during the last week of April with long-term US Treasury bond yields falling nearly 20 basis points to end the month at 6.95%. Municipal bond yields, as measured by the Bond Buyer Revenue Bond Index, declined nearly 15 basis points to stand at 6.01% by April 30, 1997.

As in recent quarters, the relative stability of long-term tax-exempt bond yields was supported by low levels of new municipal bond issuance. Over the past six months, approximately $90 billion in long-term tax-exempt bonds was underwritten, a decline of more than 6% versus the corresponding period a year earlier. During the three months ended April 30, 1997, $41 billion in new long-term municipal bonds was issued, also a 6% decline in issuance as compared to the three-month period ended April 30, 1996. Overall investor demand has remained strong, particularly from property and casualty insurance companies and individual retail investors. In recent years, investor demand has increased whenever tax-exempt bond yields have approached or exceeded the 6% level as they have in the past few months.

Additionally, in recent months much of the new bond issuance was dominated by a number of larger issues. These included $710 million in New York City water bonds, $600 million in state of California bonds, $1 billion in New York City general obligation bonds, $435 million in Dade County, Florida water and sewer revenue bonds, $450 million in Puerto Rico Electric Authority issues, and $930 million in Port Authority of New York and New Jersey issues. These bonds have typically been issued in states with relatively high state income taxes and consequently generally were underwritten at yields that were relatively unattractive to residents in other states. This has exacerbated the general decline in overall issuance in recent years, making the decrease in supply even more dramatic for general market investors.

The present economic situation remains nearly ideal. The domestic economy continues to grow steadily with little, if any, sign of a resurgence in inflation. Recent economic growth generated considerable unexpected tax revenues for the Federal government. Forecasts for the 1997 Federal fiscal deficit were reduced to under $100 billion, a level not seen since the early 1980s. Such a reduced Federal deficit enhances the prospect for a balanced Federal budget. All of these factors support a scenario of steady, or even falling, interest rates in the coming years. Present annual estimates of future municipal bond issuance remain centered around $175 billion, indicating that the current relative scarcity of tax-exempt bonds should continue for at least the remainder of the year. Should interest rates begin to decline later this year, either as the result of a balanced Federal budget or continued benign inflation, investors are unlikely to be able to purchase long-term municipal bonds at their currently attractive levels.

Portfolio Strategy
During the three-month period ended April 30, 1997, we modified our portfolio strategy to become more defensive as economic data indicated above-trend growth. This move was appropriate because the Fund's intermediate-term bonds were likely to be susceptible to price erosion resulting from any tightening of monetary policy by the FRB. We implemented this strategy by increasing the Fund's cash reserves and reducing the average portfolio maturity. Looking ahead, we expect to maintain our present position until such time as we believe there are attractive opportunities to re-enter the municipal bond marketplace.

In Conclusion
We thank you for your support of Merrill Lynch Municipal
Intermediate Term Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President







(William R. Bock)
William R. Bock
Vice President and
Portfolio Manager


June 6, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% thereafter to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (continued)

Performance
Summary--
Class A Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
10/31/88--12/31/88        $ 9.45      $ 9.29                --                  $0.117           - 0.45%
1989                        9.29        9.41                --                   0.606           + 8.07
1990                        9.41        9.31                --                   0.594           + 5.45
1991                        9.31        9.73                --                   0.597           +11.28
1992                        9.73        9.89                --                   0.582           + 7.88
1993                        9.89       10.42                --                   0.538           +11.04
1994                       10.42        9.52                --                   0.521           - 3.69
1995                        9.52       10.13                --                   0.519           +12.13
1996                       10.13        9.99                --                   0.470           + 3.39
1/1/97--4/30/97             9.99        9.87                --                   0.135           + 0.26
                                                                                ------
                                                                          Total $4.679

                                                          Cumulative total return as of 4/30/97: +69.31%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
11/26/86--12/31/86        $10.00      $ 9.94                --                  $0.030           - 0.10%
1987                        9.94        9.27                --                   0.579           - 1.09
1988                        9.27        9.29                --                   0.564           + 6.43
1989                        9.29        9.41                --                   0.577           + 7.74
1990                        9.41        9.31                --                   0.566           + 5.14
1991                        9.31        9.73                --                   0.568           +10.94
1992                        9.73        9.89                --                   0.552           + 7.55
1993                        9.89       10.42                --                   0.507           +10.71
1994                       10.42        9.52                --                   0.490           - 3.99
1995                        9.52       10.13                --                   0.488           +11.79
1996                       10.13        9.99                --                   0.438           + 3.07
1/1/97--4/30/97             9.99        9.87                --                   0.125           + 0.16
                                                                                ------
                                                                          Total $5.484

                                                          Cumulative total return as of 4/30/97: +74.34%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
10/21/94--12/31/94        $ 9.70      $ 9.52                --                  $0.093           - 0.89%
1995                        9.52       10.13                --                   0.493           +11.84
1996                       10.13        9.99                --                   0.436           + 3.04
1/1/97--4/30/97             9.99        9.87                --                   0.124           + 0.15
                                                                                ------
                                                                          Total $1.146

                                                          Cumulative total return as of 4/30/97: +14.40%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
10/21/94--12/31/94        $ 9.70      $ 9.52                --                  $0.100           - 0.81%
1995                        9.52       10.13                --                   0.509           +12.02
1996                       10.13        9.99                --                   0.460           + 3.29
1/1/97--4/30/97             9.99        9.87                --                   0.132           + 0.23
                                                                                ------
                                                                          Total $1.201

                                                          Cumulative total return as of 4/30/97: +15.04%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                         +4.21%         +3.17%
Five Years Ended 3/31/97                   +6.03          +5.82
Inception (10/31/88) through 3/31/97       +6.38          +6.26

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 3/31/97                         +3.88%         +2.89%
Five Years Ended 3/31/97                   +5.70          +5.70
Ten Years Ended 3/31/97                    +5.49          +5.49

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 3/31/97                         +3.97%         +2.97%
Inception (10/21/94) through 3/31/97       +5.42          +5.43

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                         +4.11%         +3.07%
Inception (10/21/94) through 3/31/97       +5.66          +5.22

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                     12 Month    3 Month
                                                    4/30/97    1/31/97   4/30/96     % Change    % Change
Class A Shares*                                      $9.87      $9.95     $9.83       +0.41%      -0.80%
Class B Shares*                                       9.87       9.95      9.83       +0.41       -0.80
Class C Shares*                                       9.87       9.95      9.83       +0.41       -0.80
Class D Shares*                                       9.87       9.95      9.83       +0.41       -0.80
Class A Shares--Total Return*                                                         +5.15(1)    +0.26(2)
Class B Shares--Total Return*                                                         +4.81(3)    +0.19(4)
Class C Shares--Total Return*                                                         +4.79(5)    +0.18(6)
Class D Shares--Total Return*                                                         +5.04(7)    +0.24(8)
Class A Shares--Standardized 30-day Yield             4.56%
Class B Shares--Standardized 30-day Yield             4.28%
Class C Shares--Standardized 30-day Yield             4.26%
Class D Shares--Standardized 30-day Yield             4.46%

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.456 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.102 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.425 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.095 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.423 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.095 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.447 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.100 per share ordinary income dividends.

Portfolio
Abbreviations


To simplify the listings of Merrill Lynch Municipal Intermediate
Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
GO        General Obligation Bonds
HDA       Housing Development Authority
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
RITES     Residual Interest Tax-Exempt Securities
UPDATES   Unit Priced Demand Adjustable Tax-Exempt Securities
UT        Unlimited Tax
VRDN      Variable Rate Demand Notes



SCHEDULE OF INVESTMENTS                                                                                       (in Thousands)
                       S&P       Moody's   Face                                                                      Value
STATE                  Ratings   Ratings  Amount  Issue                                                            (Note 1a)
Alabama--1.0%          A1+       NR*     $ 1,900  Birmingham, Alabama, Medical Clinic Board Revenue Bonds
                                                  (U.A.H.S.F.), VRDN, 4.40% due 12/01/2026 (a)                      $  1,900

Alaska--2.1%           AAA       Aaa       4,000  Alaska, Industrial Development and Export Authority,
                                                  Refunding (Revolving Fund), AMT, Series A, 5.60% due
                                                  4/01/2009 (d)                                                        3,965

Arizona--3.0%                                     Maricopa County, Arizona, Pollution Control Corporation,
                                                  PCR, Refunding (Arizona Public Service Co.), VRDN (a):
                       A1+       P1        3,000     Series B, 4.30% due 5/01/2029                                     3,000
                       A1+       P1          600     Series C, 4.35% due 5/01/2029                                       600
                       NR*       NR*       2,000  Mohave County, Arizona, IDA, IDR (North Star Steel Co.
                                                  Project), AMT, 6.70% due 3/01/2020                                   2,110

California--13.0%      AAA       Aaa       2,250  Anaheim, California, Public Financing Authority, Lease
                                                  Revenue Bonds (Public Improvements Project), Sub-Series C,
                                                  6% due 9/01/2010 (h)                                                 2,395
                                                  M-S-R Public Power Agency, California, Revenue Refunding
                                                  Bonds (San Juan Project), Series G (d):
                       AAA       Aaa       1,240     5.75% due 7/01/2007                                               1,304
                       AAA       Aaa       1,200     5.75% due 7/01/2008                                               1,255
                       A-        Baa3     10,000  Northern California Power Agency, Public Power Revenue
                                                  Refunding Bonds (Geothermal Project No.3), Series A, 5.65%
                                                  due 7/01/2007                                                       10,121
                       AAA       Aaa       4,000  Oxnard, California, Financing Authority, Solid Waste
                                                  Revenue Bonds, AMT, 5.75% due 5/01/2010 (c)                          4,027
                       AAA       Aaa       6,000  University of California, Hospital Revenue Bonds (Davis
                                                  Medical Center), 5.60% due 7/01/2009 (c)                             6,113

Colorado--0.7%         A         NR*       1,225  Denver, Colorado, Urban Renewal Authority, Tax Increment
                                                  Revenue Bonds (Downtown Denver), AMT, Series A, 7.25% due
                                                  9/01/2017                                                            1,324


SCHEDULE OF INVESTMENTS (continued)                                                                           (in Thousands)
                       S&P       Moody's   Face                                                                      Value
STATE                  Ratings   Ratings  Amount  Issue                                                            (Note 1a)
Florida--3.5%          AAA       Aaa     $ 3,500  Dade County, Florida, Educational Facilities Authority,
                                                  Exchangeable Revenue Bonds (University of Miami), 7.65% due
                                                  4/01/2010 (d)                                                     $  3,819
                       AAA       Aaa       3,000  Florida State Division Board of Finance Department, General
                                                  Services Revenue Bonds (Department of Environmental
                                                  Preservation), Series 2000-A, 5.125% due 7/01/2009 (c)               2,950
                       A1+       VMIG1++     100  Jacksonville, Florida, PCR, Refunding (Florida Power and
                                                  Light Co. Project), VRDN, 4.25% due 5/01/2029 (a)                      100

Georgia--2.3%          AA+       Aaa       4,000  Georgia State, GO, Series A, 6.25% due 4/01/2007                     4,371

Hawaii--2.7%           AAA       Aaa       5,000  Hawaii State Refunding, GO, 6% due 3/01/2009 (e)                     5,295

Illinois--4.7%         AAA       Aaa       3,000  Chicago, Illinois, Board of Education (Chicago School
                                                  Reform), UT, 6.25% due 12/01/2007 (c)                                3,223
                                                  Illinois Health Facilities Authority Revenue Bonds:
                       AAA       Aaa       2,500     Refunding (Lutheran General Health), Series C, 7% due
                                                     4/01/2008 (h)                                                     2,827
                       NR*       VMIG1++   1,200     (Resurrection Health Care System), VRDN, 4.50% due
                                                     5/01/2011 (a)                                                     1,200
                       AAA       Aaa       1,745  University of Illinois, COP, Series A, 7.25% due 8/15/2000 (h)       1,877

Indiana--2.5%          NR*       Baa2      1,000  Indiana State Educational Facilities Authority Revenue Bonds
                                                  (University Evansville Project), 5.65% due 2/15/2011                   962
                       AAA       NR*       3,420  Indianapolis, Indiana, Gas Utility Revenue Bonds, Junior Lien,
                                                  7% due 6/01/2008 (g)                                                 3,792

Kentucky--0.1%         A1+       VMIG1++     200  Carroll County, Kentucky, Solid Waste Disposal Facilities
                                                  Revenue Bonds (Kentucky Utilities Co. Project), VRDN, AMT,
                                                  Series A, 5.15% due 11/01/2024 (a)                                     200

Maine--2.7%            NR*       A         2,815  Maine Educational Loan Marketing Corporation, Student Loan
                                                  Revenue Refunding Bonds, AMT, Series 1991, 6.90% due
                                                  11/01/2003                                                           2,887
                                                  Maine State Turnpike Authority, Turnpike Revenue Bonds (d):
                       AAA       Aaa       1,000     7.125% due 7/01/2008                                              1,158
                       AAA       Aaa       1,000     7.50% due 7/01/2009                                               1,189

Massachusetts--1.1%    AAA       Aaa       2,000  Massachusetts State Port Authority Revenue Bonds, AMT,
                                                  Series A, 7.375% due 7/01/2010 (e)                                   2,166

Michigan--1.2%         NR*       A         1,000  Michigan Higher Education, Student Loan Authority Revenue
                                                  Bonds, AMT, Series XIV-A, 6.75% due 10/01/2006                       1,050
                       A         A2        1,000  Michigan State Hospital Finance Authority, Revenue Refunding
                                                  Bonds (Detroit Medical Center Obligation Group), Series A,
                                                  6.375% due 8/15/2009                                                 1,041
                       NR*       P1          300  Michigan State Strategic Fund, PCR, Refunding (Consumers Power
                                                  Project), VRDN, Series A, 4.30% due 4/15/2018 (a)                      300

New Jersey--0.8%       AAA       Aaa       1,500  Middletown, New Jersey, Board of Education, UT, 5.70% due
                                                  8/01/2010 (d)                                                        1,527

New Mexico--0.9%       A1+       P1          900  Farmington, New Mexico, PCR, Refunding (Arizona Public Service
                                                  Co.), VRDN, Series B, 4.45% due 9/01/2024 (a)                          900
                       A1+       P1          900  Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 4.35% due
                                                  12/01/2015 (a)                                                         900

New York--18.1%                                   New York City, New York, UT:
                       BBB+      Baa1      5,000     Refunding, Series D, 6.50% due 11/01/2009                         5,272
                       AAA       Aaa       1,500     Refunding, Series H, 6% due 8/01/2007 (e)                         1,583
                       AAA       Aaa       4,000     Series G, 6% due 10/15/2006 (e)                                   4,224
                       BBB+      Baa1      3,120  New York State Dormitory Authority Revenue Bonds (Mental
                                                  Health Services Facilities), Series A, 6% due 2/15/2008              3,184
                                                  New York State Energy Research and Development Authority,
                                                  State Service Contract Revenue Bonds (Western New York
                                                  Nuclear Service Center Project), Series A:
                       BBB       Baa1      2,180     6% due 4/01/2006                                                  2,227
                       BBB       Baa1      1,330     6% due 4/01/2007                                                  1,353
                       A-        A2        5,715  New York State, GO, 5.25% due 3/01/2009                              5,635
                       A-        A2        1,240  New York State Job Development Authority (State Guaranteed
                                                  Special Purpose), Series A, 5.25% due 3/01/2010                      1,195
                       BBB       Baa1      2,595  New York State Urban Development Corporation Revenue Bonds
                                                  (Correctional Capital Facilities), Series 7, 6% due 1/01/2007        2,662
                       AAA       Aaa       2,510  Port Authority of New York and New Jersey, AMT, Consolidated
                                                  108th Series, 5.40% due 7/15/2012 (e)                                2,456
                       AAA       Aaa       5,000  Westchester County, New York, IDA, Resource Recovery Revenue
                                                  Bonds (Westchester Recovery Company Project), AMT, 6% due
                                                  7/01/2008 (c)                                                        5,232

North Carolina--1.6%   AAA       Aaa       3,000  North Carolina State, GO, Series A, 5.10% due 3/01/2007              3,014

North Dakota--0.5%     NR*       Aa        1,000  North Dakota State Student Loan Revenue Refunding Bonds,
                                                  Series A, 5.90% due 7/01/1998                                        1,018

Ohio--2.3%             AAA       Aaa       4,435  Ohio State Turnpike Commission, Turnpike Revenue Bonds,
                                                  Series A, 5.50% due 2/15/2010 (d)                                    4,435

Oregon--1.9%           AAA       Aaa       3,790  Port of Portland, Oregon, International Airport Revenue Bonds
                                                  (Portland International Airport), AMT, Series 11, 5.40% due
                                                  7/01/2008 (e)                                                        3,764

South Carolina--0.4%   NR*       P1          700  Charleston County, South Carolina, Industrial Revenue
                                                  Refunding Bonds (Massey Coal Terminal Corp.), VRDN, 4.45% due
                                                  1/01/2007 (a)                                                          700

Tennessee--1.5%        A+        A1        2,960  Tennessee HDA, Mortgage Finance, Refunding, Series A, 5.65%
                                                  due 1/01/2007                                                        2,992

Texas--2.3%            NR*       A           660  Brazos, Texas, Higher Education Authority Inc., Student Loan
                                                  Revenue Refunding Bonds, AMT, Series A, 6.70% due 9/01/2001            693
                       NR*       VMIG1++   1,000  Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds
                                                  (CITGO Petroleum Corp.Project), VRDN, AMT, 4.55% due
                                                  5/01/2025 (a)                                                        1,000
                       A1+       NR*       1,100  Harris County, Texas, Health Facilities Development Corporation,
                                                  Hospital Revenue onds (Methodist Hospital), VRDN, 4.40% due
                                                  1/2025 (a)                                                           1,100
                       AAA       Aaa       1,705  Houston, Texas, Airport System Revenue Bonds (Special
                                                  Facilities--Automated People Mover), AMT, Series A, 5.375% due
                                                  7/15/2010 (h)                                                        1,648

Utah--0.8%             AAA       Aaa       1,490  Weber County, Utah, Municipal Building Authority, Lease
                                                  Revenue Refunding Bonds, 6% due 12/15/2008 (d)                       1,577

Virginia--2.7%         AAA       Aa2       2,500  Peninsula Ports Authority, Virginia, Port Facility Revenue
                                                  Refunding Bonds (Shell Oil Company Project), UPDATES, Series
                                                  A, 4.45% due 12/01/2005 (a)                                          2,500
                                                  Virginia State, HDA, Commonwealth Mortgage, Series J, Sub-
                                                  Series J-2:
                       AA+       Aa1       1,365     6.45% due 1/01/2010                                               1,412
                       AA+       Aa1       1,300     6.50% due 1/01/2011                                               1,346

SCHEDULE OF INVESTMENTS (concluded)                                                                           (in Thousands)
                       S&P       Moody's   Face                                                                      Value
STATE                  Ratings   Ratings  Amount  Issue                                                            (Note 1a)
Washington--12.4%      AA+       Aa1     $ 5,000  King County, Washington, GO, Series D, 5.70% due 12/01/2010       $  5,018
                       AA+       Aa1       4,000  Port of Seattle, Washington, GO, AMT, 5.80% due 5/01/2009            4,079
                       AA        Aa        5,395  Seattle, Washington, Municipal Light and Power Revenue
                                                  Bonds, Series A, 5.75% due 8/01/2008                                 5,523
                       AAA       Aaa       1,025  Washington State Health Care Facilities Authority, Revenue
                                                  Refunding Bonds (Kadlec Medical Center--Richland), 5.75%
                                                  due 12/01/2005 (c)                                                   1,054
                                                  Washington State Public Power Supply System, Revenue
                                                  Refunding Bonds (Nuclear Project No. 3), Series A (c):
                       AAA       Aaa       5,250     5.50% due 7/01/2007                                               5,311
                       AAA       Aaa       3,015     5.60% due 7/01/2008                                               3,039

West Virginia--4.0%    AAA       Aaa       7,360  West Virginia, School Building Authority, Revenue Refunding
                                                  Bonds (Capital Improvement), 6% due 7/01/2008 (c)                    7,834

Wisconsin--5.0%        A+        A1        7,500  Kenosha, Wisconsin, Waterworks Revenue Bonds, BAN, 4.70%
                                                  due 12/01/2001                                                       7,466
                       AA        Aa2       2,000  Wisconsin State Housing and Economic Development Authority,
                                                  Home Ownership Revenue Bonds, AMT, Series F, 7.40% due
                                                  7/01/2013 (b)                                                        2,150

Wyoming--4.0%          NR*       P1        7,800  Uinta County, Wyoming, PCR, Refunding (Chevron USA Inc.
                                                  Project), VRDN, 4.40% due 8/15/2020 (a)                              7,800

Puerto Rico--2.0%      A1+       Baa1      3,950  Puerto Rico Commonwealth, Highway and Transportation
                                                  Authority, Highway Revenue Bonds, RITES, Series X, 6.604% due
                                                  7/01/2005 (f)                                                        3,896

                       Total Investment (Cost--$196,192)--101.8%                                                     197,240

                       Liabilities in Excess of Other Assets--(1.8%)                                                  (3,410)
                                                                                                                    --------
                       Net Assets--100.0%                                                                           $193,830
                                                                                                                    ========

                      (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1997.
                      (b)FHA Insured.
                      (c)AMBAC Insured.
                      (d)MBIA Insured.
                      (e)FGIC Insured.
                      (f)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1997.
                      (g)Escrowed to maturity.
                      (h)FSA Insured.
                        *Not Rated.
                       ++Highest short-term rating by Moody's Investors Service, Inc.

                         See Notes to Financial Statements.



STATEMENT OF ASSETS AND LIABILITIES
                    As of April 30, 1997
Assets:             Investments, at value (identified cost--$196,191,548) (Note 1a)                         $197,240,351
                    Cash                                                                                          12,777
                    Receivables:
                      Securities sold                                                      $  5,769,499
                      Interest                                                                2,821,640
                      Beneficial interest sold                                                  208,903        8,800,042
                                                                                           ------------
                    Prepaid registration fees and other assets (Note 1e)                                         121,428
                                                                                                            ------------
                    Total assets                                                                             206,174,598
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                   11,172,320
                      Beneficial interest redeemed                                              652,955
                      Dividends to shareholders (Note 1f)                                       214,278
                      Investment adviser (Note 2)                                                88,229
                      Distributor (Note 2)                                                       30,406       12,158,188
                                                                                           ------------
                    Accrued expenses and other liabilities                                                       186,014
                                                                                                            ------------
                    Total liabilities                                                                         12,344,202
                                                                                                            ------------

Net Assets:         Net assets                                                                              $193,830,396
                                                                                                            ============

Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:         number of shares authorized                                                             $    455,903
                    Class B Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized                                                                1,018,709
                    Class C Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized                                                                   54,804
                    Class D Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized                                                                  434,695
                    Paid-in capital in excess of par                                                         195,109,330
                    Accumulated realized capital losses on investments--net (Note 5)                          (4,291,848)
                    Unrealized appreciation on investments--net                                                1,048,803
                                                                                                            ------------
                    Net assets                                                                              $193,830,396
                                                                                                            ============

Net Asset           Class A--Based on net assets of $44,996,641 and 4,559,027 shares
Value:                       of beneficial interest outstanding                                             $       9.87
                                                                                                            ============
                    Class B--Based on net assets of $100,534,008 and 10,187,088 shares
                             of beneficial interest outstanding                                             $       9.87
                                                                                                            ============
                    Class C--Based on net assets of $5,406,774 and 548,036 shares
                             of beneficial interest outstanding                                             $       9.87
                                                                                                            ============
                    Class D--Based on net assets of $42,892,973 and 4,346,955 shares
                             of beneficial interest outstanding                                             $       9.87
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended April 30, 1997
Investment          Interest and amortization of premium and discount earned                                $  5,509,062
Income (Note 1d):

Expenses:           Investment advisory fees (Note 2)                                      $    568,021
                    Account maintenance and distribution fees--Class B (Note 2)                 197,312
                    Transfer agent fees--Class B (Note 2)                                        79,740
                    Registration fees (Note 1e)                                                  47,550
                    Printing and shareholder reports                                             35,256
                    Professional fees                                                            24,900
                    Accounting services (Note 2)                                                 24,172
                    Transfer agent fees--Class A (Note 2)                                        19,272
                    Transfer agent fees--Class D (Note 2)                                        15,824
                    Account maintenance fees--Class D (Note 2)                                   15,265
                    Account maintenance and distribution fees--Class C (Note 2)                  10,538
                    Trustees' fees and expenses                                                   7,905
                    Custodian fees                                                                6,813
                    Pricing fees                                                                  5,183
                    Transfer agent fees--Class C (Note 2)                                         5,015
                    Other                                                                         5,293
                                                                                           ------------
                    Total expenses                                                                             1,068,059
                                                                                                            ------------
                    Investment income--net                                                                     4,441,003
                                                                                                            ------------

Realized &          Realized gain on investments--net                                                          2,326,712
Unrealized          Change in unrealized appreciation on investments--net                                     (3,601,699)
Gain (Loss) on                                                                                              ------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                    $  3,166,016
(Notes 1b, 1d & 3):                                                                                         ============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           For the Six         For the
                                                                                           Months Ended      Year Ended
                                                                                             April 30,       October 31,
                    Increase (Decrease) in Net Assets:                                         1997             1996
Operations:         Investment income--net                                                 $  4,441,003     $ 10,224,192
                    Realized gain on investments--net                                         2,326,712          154,528
                    Change in unrealized appreciation/depreciation on investments--net       (3,601,699)      (1,703,506)
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                      3,166,016        8,675,214
                                                                                           ------------     ------------

Dividends to        Investment income--net:
Shareholders          Class A                                                                  (848,091)      (1,611,220)
(Note 1f):            Class B                                                                (2,770,074)      (7,875,619)
                      Class C                                                                  (147,151)        (341,198)
                      Class D                                                                  (675,687)        (396,155)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from dividends to
                    shareholders                                                             (4,441,003)     (10,224,192)
                                                                                           ------------     ------------
Beneficial Interest Net decrease in net assets derived from beneficial interest
Transactions        transactions                                                            (21,376,618)     (12,064,882)
(Note 4):                                                                                  ------------     ------------

Net Assets:         Total decrease in net assets                                            (22,651,605)     (13,613,860)
                    Beginning of period                                                     216,482,001      230,095,861
                                                                                           ------------     ------------
                    End of period                                                          $193,830,396     $216,482,001
                                                                                           ============     ============

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                                           Class A
                    The following per share data and ratios have
                    been derived from information provided in the   For the Six
                    financial statements.                           Months Ended
                                                                      April 30,       For the Year Ended October 31,
                    Increase (Decrease) in Net Asset Value:             1997       1996      1995      1994       1993
Per Share           Net asset value, beginning of period              $   9.94   $  10.00  $   9.62  $  10.39   $   9.70
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .22        .48       .53       .52        .54
                    Realized and unrealized gain (loss) on
                    investments--net                                      (.07)      (.06)      .38      (.77)       .69
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .15        .42       .91      (.25)      1.23
                                                                      --------   --------  --------  --------   --------
                    Less dividends from investment income--net            (.22)      (.48)     (.53)     (.52)      (.54)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.87   $   9.94  $  10.00  $   9.62   $  10.39
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                   1.55%+++   4.27%     9.69%    (2.49%)    13.01%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                              .81%*      .81%      .81%      .76%       .75%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income--net                               4.53%*     4.79%     5.36%     5.19%      5.35%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 44,996   $ 30,353  $ 34,970  $ 27,653   $ 24,173
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  75.67%    146.82%   115.78%    52.56%     83.66%
                                                                      ========   ========  ========  ========   ========


                                                                                           Class B
                    The following per share data and ratios have
                    been derived from information provided in the   For the Six
                    financial statements.                           Months Ended
                                                                      April 30,       For the Year Ended October 31,
                    Increase (Decrease) in Net Asset Value:             1997       1996      1995      1994       1993
Per Share           Net asset value, beginning of period              $   9.93   $  10.00  $   9.62  $  10.39   $   9.69
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .21        .44       .50       .49        .51
                    Realized and unrealized gain (loss) on
                    investments--net                                      (.06)      (.07)      .38      (.77)       .70
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .15        .37       .88      (.28)      1.21
                                                                      --------   --------  --------  --------   --------
                    Less dividends from investment income--net            (.21)      (.44)     (.50)     (.49)      (.51)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   9.87   $   9.93  $  10.00  $   9.62   $  10.39
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                   1.49%+++   3.84%     9.34%    (2.79%)    12.78%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             1.12%*     1.13%     1.13%     1.07%      1.06%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income--net                               4.21%*     4.47%     5.05%     4.87%      5.07%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $100,534   $169,441  $181,640  $142,152   $158,061
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  75.67%    146.82%   115.78%    52.56%     83.66%
                                                                      ========   ========  ========  ========   ========


                                                                                              Class C

                                                                              For the                           For the
                    The following per share data and ratios have                Six                              Period
                    been derived from information provided in the              Months                           Oct. 21,
                    financial statements.                                      Ended     For the Year Ended    1994++ to
                                                                              April 30,       October 31,       Oct. 31,
                    Increase (Decrease) in Net Asset Value:                     1997       1996        1995       1994
Per Share           Net asset value, beginning of period                      $   9.93   $  10.00    $   9.62   $   9.70
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .21        .44         .50        .01
                    Realized and unrealized gain (loss) on investments
                    --net                                                         (.06)      (.07)        .38       (.08)
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .15        .37         .88       (.07)
                                                                              --------   --------    --------   --------
                    Less dividends from investment income--net                    (.21)      (.44)       (.50)      (.01)
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $   9.87   $   9.93    $  10.00   $   9.62
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                           1.48%+++   3.82%       9.36%      (.71%)+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                     1.14%*     1.15%       1.01%      1.18%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income--net                                       4.19%*     4.44%       4.76%      4.92%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $  5,407   $  8,313    $  6,485   $      1
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          75.67%    146.82%     115.78%     52.56%
                                                                              ========   ========    ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (concluded)

                                                                                              Class D

                                                                              For the                           For the
                    The following per share data and ratios have                Six                              Period
                    been derived from information provided in the              Months                           Oct. 21,
                    financial statements.                                      Ended     For the Year Ended    1994++ to
                                                                              April 30,       October 31,       Oct. 31,
                    Increase (Decrease) in Net Asset Value:                     1997       1996        1995       1994
Per Share           Net asset value, beginning of period                      $   9.94   $  10.00    $   9.62   $   9.70
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .22        .47         .52        .01
                    Realized and unrealized gain (loss) on investments
                    --net                                                         (.07)      (.06)        .38       (.08)
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .15        .41         .90       (.07)
                                                                              --------   --------    --------   --------
                    Less dividends from investment income--net                    (.22)      (.47)       (.52)      (.01)
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $   9.87   $   9.94    $  10.00   $   9.62
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                           1.50%+++   4.17%       9.58%      (.71%)+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                      .91%*      .91%        .90%       .97%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income--net                                       4.43%*     4.68%       5.12%      5.20%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $ 42,893   $  8,375    $  7,000   $     70
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          75.67%    146.82%     115.78%     52.56%
                                                                              ========   ========    ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Municipal Intermediate Term Fund (the "Fund") is presently the only series of Merrill Lynch Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained by the Fund's pricing service from one or more dealers that make markets in the securities. Financial futures contracts, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Options on financial futures contracts on US Government securities, which are traded on exchanges, are valued at their last bid price in the case of options purchased and their last asked price in the case of options written. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

NOTES TO FINANCIAL STATEMENTS (concluded)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.55% on the average daily value of the Fund's net assets.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                           Account     Distribution
                                       Maintenance Fee     Fee

Class B                                     0.20%          0.10%
Class C                                     0.20%          0.10%
Class D                                     0.10%            --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 1997, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                         MLFD         MLPF&S

Class A                                  $ 77         $1,053
Class D                                  $147         $1,500

For the six months ended April 30, 1997, MLPF&S received contingent deferred sales charges of $281,123 and $1,596 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1997 were $147,092,303 and $175,237,368, respectively.

Net realized and unrealized gains as of April 30, 1997, were as follows:


                                     Realized     Unrealized
                                      Gains         Gains

Long-term investments             $ 2,326,712    $ 1,048,803
                                  -----------    -----------
Total                             $ 2,326,712    $ 1,048,803
                                  ===========    ===========

As of April 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $1,048,803, of which $1,881,545 related to appreciated securities and $832,742 related to depreciated securities. The aggregate cost of investments at April 30, 1997 for Federal income tax purposes was $196,191,548.

4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $21,376,618 and $12,064,882 for the six months ended April 30, 1997 and for the year ended October 31, 1996, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the Six                          Dollar
Months Ended April 30, 1997           Shares        Amount

Shares sold                         3,110,815    $30,947,693
Shares issued to shareholders
in reinvestment of dividends           43,898       436,566
                                  -----------    -----------
Total issued                        3,154,713     31,384,259
Shares redeemed                    (1,650,810)   (16,424,210)
                                  -----------    -----------
Net increase                        1,503,903    $14,960,049
                                  ===========    ===========


Class A Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                           716,582    $ 7,149,811
Shares issued to shareholders
in reinvestment of dividends           83,630        831,199
                                  -----------    -----------
Total issued                          800,212      7,981,010
Shares redeemed                    (1,241,561)   (12,339,524)
                                  -----------    -----------
Net decrease                         (441,349)   $(4,358,514)
                                  ===========    ===========


Class B Shares for the Six                          Dollar
Months Ended April 30, 1997           Shares        Amount

Shares sold                           580,741   $  5,783,933
Shares issued to shareholders
in reinvestment of dividends          168,450      1,678,914
                                 ------------   ------------
Total issued                          749,191      7,462,847
Automatic conversion of shares     (3,772,346)   (37,654,980)
Shares redeemed                    (3,846,807)   (38,262,648)
                                 ------------   ------------
Net decrease                       (6,869,962)  $(68,454,781)
                                 ============   ============


Class B Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                         2,647,311   $ 26,325,018
Shares issued to shareholders
in reinvestment of dividends          463,232      4,602,453
                                 ------------   ------------
Total issued                        3,110,543     30,927,471
Automatic conversion of shares        (68,180)      (673,631)
Shares redeemed                    (4,149,275)   (41,273,703)
                                 ------------   ------------
Net decrease                       (1,106,912)  $(11,019,863)
                                 ============   ============


Class C Shares for the Six                          Dollar
Months Ended April 30, 1997           Shares        Amount

Shares sold                            60,476    $   601,493
Shares issued to shareholders
in reinvestment of dividends           11,917        118,758
                                  -----------    -----------
Total issued                           72,393        720,251
Shares redeemed                      (361,398)    (3,597,679)
                                  -----------    -----------
Net decrease                         (289,005)   $(2,877,428)
                                  ===========    ===========


Class C Shares for the
Year Ended                                          Dollar
October 31, 1996                      Shares        Amount

Shares sold                           404,511    $ 4,024,375
Shares issued to shareholders
in reinvestment of dividends           27,533        273,233
                                  -----------    -----------
Total issued                          432,044      4,297,608
Shares redeemed                      (243,648)    (2,423,566)
                                  -----------    -----------
Net increase                          188,396    $ 1,874,042
                                  ===========    ===========

Class D Shares for the
Six Months Ended                                    Dollar
April 30, 1997                        Shares        Amount

Shares sold                           109,881    $ 1,094,677
Shares issued to shareholders
in reinvestment of dividends           31,184        309,887
Automatic conversion of shares      3,772,346     37,654,980
                                  -----------    -----------
Total issued                        3,913,411     39,059,544
Shares redeemed                      (409,337)    (4,064,002)
                                  -----------    -----------
Net increase                        3,504,074    $34,995,542
                                  ===========    ===========


Class D Shares for the
Year Ended                                          Dollar
October 31, 1996                      Shares        Amount

Shares sold                           390,259    $ 3,907,908
Shares issued to shareholders
in reinvestment of dividends           21,768        216,202
Automatic conversion of shares         68,171        673,631
                                  -----------    -----------
Total issued                          480,198      4,797,741
Shares redeemed                      (337,194)    (3,358,288)
                                  -----------    -----------
Net increase                          143,004    $ 1,439,453
                                  ===========    ===========


5. Capital Loss Carryforward:
At October 31, 1996, the Fund had a net capital loss carryforward of approximately $5,174,000, of which $456,000 expires in 1997, $795,000 expires in 1998, $3,654,000 expires in 2003, and $269,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.